Property, Plant And Equipment (Schedule Of Future Aggregate Minimum Lease Payments Under Operating Leases) (Details) (USD $) In Thousands	Sep. 30, 2011
Property, Plant And Equipment [Abstract]
2012	$ 7,592
2013	5,939
2014	5,689
2015	3,065
2016 and thereafter	4,888
Total	$ 27,173